UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     KS Management Corp.

Address:  11 West 42nd Street, 30th Floor
          New York, New York 10036

13F File Number: 28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jack Swain
Title:    Chief Investment Officer/Chief Compliance Officer
Phone:    (212) 764-3500


Signature, Place and Date of Signing:

 /s/ Jack Swain                New York, New York            November 3, 2006
------------------          --------------------------     ---------------------
   [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $134,076



List of Other Included Managers:  None

                                                  FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                      VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS      CUSIP       (X$1000)    PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                   --------      -----       --------    -------  --- ----   ----------  --------  ----  ------  ----
AGREE REALTY CORP                COM           008492100   1502         45700   SH         SOLE                  SOLE
ALDERWOODS GROUP INC             COM           014383103   1618         81600   SH         SOLE                  SOLE
AMERUS GROUP CO                  COM           03072M108   4420         65000   SH         SOLE                  SOLE
ANORMED INC                      COM           035910108   2802        221500   SH         SOLE                  SOLE
ARAMARK CORP                     CL B          038521100   2514         76500   SH         SOLE                  SOLE
ATI TECHNOLOGIES INC             COM           001941103   6910        322000   SH         SOLE                  SOLE
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW       049164205   1226         28188   SH         SOLE                  SOLE
AZTAR CORP                       COM           054802103   4410         83200   SH         SOLE                  SOLE
BELLSOUTH CORP                   COM           079860102   7524        176000   SH         SOLE                  SOLE
CALIFORNIA COASTAL CMNTYS IN     COM NEW       129915203   1476         71771   SH         SOLE                  SOLE
CHIQUITA BRANDS INTL INC         COM           170032809    569         42498   SH         SOLE                  SOLE
COMMERCIAL CAP BANCORP INC       COM           20162L105   6232        391000   SH         SOLE                  SOLE
COMMONWEALTH TEL ENTERPRISES     COM           203349105   2366         57400   SH         SOLE                  SOLE
EXCEL TECHNOLOGY INC             COM           30067T103   5921        200073   SH         SOLE                  SOLE
GOLDEN WEST FINL CORP DEL        COM           381317106   4558         59000   SH         SOLE                  SOLE
HCA INC                          COM           404119109   2280         45700   SH         SOLE                  SOLE
HOUSTON EXPL CO                  COM           442120101    552         10000   SH         SOLE                  SOLE
KEYSPAN CORP                     COM           49337W100   4303        104600   SH         SOLE                  SOLE
LONGVIEW FIBRE CO                COM           543213102   2316        113980   SH         SOLE                  SOLE
LORAL SPACE & COMMUNICATNS L     COM           543881106   1814         68925   SH         SOLE                  SOLE
MAVERICK TUBE CORP               COM           577914104   8882        137000   SH         SOLE                  SOLE
MICHAELS STORES INC              COM           594087108   2247         51600   SH         SOLE                  SOLE
MIRANT CORP NEW                  COM           60467R100   3020        110583   SH         SOLE                  SOLE
NORTHWESTERN CORP                COM NEW       668074305   5568        159200   SH         SOLE                  SOLE
NOVAGOLD RES INC                 COM NEW       66987E206   3569        227500   SH         SOLE                  SOLE
NRG ENERGY INC                   COM NEW       629377508    868         19172   SH         SOLE                  SOLE
PAN PACIFIC RETAIL PPTYS INC     COM           69806L104   2180         31400   SH         SOLE                  SOLE
PETCO ANIMAL SUPPLIES            COM NEW       716016209   2225         77700   SH         SOLE                  SOLE
PORTLAND GEN ELEC CO             COM NEW       736508847    855         35015   SH         SOLE                  SOLE
RECKSON ASSOCS RLTY CORP         COM           75621K106   6634        155000   SH         SOLE                  SOLE
SIZELER PPTY INVS INC            COM           830137105   1493         99300   SH         SOLE                  SOLE
TEXAS REGL BANCSHARES INC        CL A VTG      882673106   2184         56800   SH         SOLE                  SOLE
TRIPATH IMAGING INC              COM           896942109   4515        500000   SH         SOLE                  SOLE
TRIZEC PROPERTIES INC            COM           89687P107   1734         60000   SH         SOLE                  SOLE
TRUMP ENTMT RESORTS INC          COM           89816T103    551         32523   SH         SOLE                  SOLE
UNIVISION COMMUNICATIONS INC     CL A          914906102   2205         64200   SH         SOLE                  SOLE
USA MOBILITY INC                 COM           90341G103    552         24154   SH         SOLE                  SOLE
KINDER MORGAN INC KANS           COM           49455P101   2218         21150   SH         SOLE                  SOLE
WEST CORP                        COM           952355105   3139         65000   SH         SOLE                  SOLE
NS GROUP INC                     COM           628916108   9012        139600   SH         SOLE                  SOLE
QUINTANA MARITIME LTD            SHS           Y7169G109    983         95950   SH         SOLE                  SOLE
EUROZINGC MNG CORP               COM           298804105    297        125000   SH         SOLE                  SOLE
VICEROY EXPL LTD                 COM           925621104   3832        428000   SH         SOLE                  SOLE



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